Loss on foreign currency exchange (Tables)	12 Months Ended
Mar. 31, 2021
Foreign Currency [Abstract]
Schedule of Loss on Foreign Currency Exchange

Loss on foreign currency exchange consists of the following:

	Year ended March 31,
	2019	2020	2021	2021
	(INR)	(INR)	(INR)	(US$)
	(In million)
Unrealized loss/ (gain) on foreign currency loans	226	258	(12)	(0.2)
Realized (gain) loss on foreign currency loans	(48)	18	13	0.2
Unrealized loss on derivative instruments	21	—	—	—
Realized loss/ (gain) on derivative instruments	49	109	(1)	(0.0)
Other loss on foreign currency exchange	193	127	7	0.1
Total	441	512	7	0.1